Note 21 - Acquisition of Oakmont Capital Holdings, LLC	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Business Combination Disclosure [Text Block]

Note 21 – Acquisition of Oakmont Capital Holdings, LLC

On January 4, 2021, Quaint Oak Bank, the wholly-owned subsidiary of Quaint Oak Bancorp, Inc., invested $2.3 million for a 51% majority ownership interest in Oakmont Capital Holdings, LLC (“Oakmont”), a multi-state equipment finance company based in West Chester, Pennsylvania with a second significant facility located in Albany, Minnesota. Oakmont has been providing commercial equipment financing and working capital throughout all 50 states since 1998. Quaint Oak Bank and Oakmont have had an existing business relationship since 2015. The investment in Oakmont provides additional financial resources to support Oakmont’s national expansion plans within  the equipment finance industry as well as support an expansion of Oakmont’s business lines, while adding an equipment finance company to Quaint Oak Bank’s subsidiary companies.

The following table summarizes the investment in Oakmont Capital Holdings, LLC as of January 4, 2021:

Controlling interest:
Quaint Oak Bancorp, Inc. investment – 51.00 units	$2,284
Purchase price assigned to controlling interest	2,284
Noncontrolling interest:
JPL Capital, LLC investment – 24.50 units	$850
Preferred Business Leasing, Inc. investment – 12.25 units	426
Lecy Consulting, LLC investment – 12.25 units	426
Purchase price assigned to noncontrolling interest	$1,702
Total purchase price consideration	$3,986

Net assets acquired:
Assets
Cash and cash equivalents	$1,259
Leases, net of unearned income	9,611
Premises and equipment	37
Prepaid expenses	24
Other assets	1,087
Total Assets	$12,018

Liabilities
Borrowings	$12,515
Accrued interest payable	74
Total Liabilities	$12,589

Total net assets of Oakmont Capital Holdings, LLC	$(571)
Capital contribution by Quaint Oak Bancorp, Inc.	$2,284
Total tangible equity	$1,713

Estimated adjustments to reflect assets acquired at fair value:
Loans fair value adjustment	$(216)
Net assets acquired	1,928
Goodwill	2,058